Leases - Operating lease liability (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2022	$ 92,278	$ 257,455
2023	334,306	190,132
2024	267,418	80,541
2025	242,980	46,416
2026 and thereafter	424,226	31,741
Total undiscounted minimum future lease payments	1,361,208	606,285
Imputed interest	(69,771)	(21,654)
Current portion	313,981	244,467	$ 238,899
Non-Current portion	977,456	$ 340,164
Total operating lease liability	$ 1,291,437